UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended June 30, 2008.

Check here if Amendment [  ]; Amendment Number __________
  This Amendment:	[  ] is a restatement.
			[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Scott & Selber, Inc.
Address:	5075 Westheimer, Suite 799
	Houston, Texas 77056

Form 13F File Number:  028-11046

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:	Jack I. Selber, C.F.A.
Title:	President
Phone:	(713) 850-1717

Signature, Place, and Date of Signing:

Jack I. Selber		Houston, Texas


Report Type:

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

Form 13F File Number		Name

028-11046		Scott & Selber, Inc. 		06/30/2008

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  96967

Form 13F Information Table Value Total:  2318185 (thousands)


List of Other Included Managers:
NONE


028-11406		Scott & Selber, Inc.

Form 13F Information Table

                            Title of          Value   Shares oSH/     Put/    Invt    Other   Voting Authority
Name of Issuer              Class   Cusip     (x1000) Prn Amt PRN     Call    Disc    Mgrs      Sole   Shared   None
------------------------------------------------------------------    ----    ------  ----    ------------------------

Covidien Limited            COM     G2552X108     2139   44665SH              Sole               44665
Foster Wheeler Ltd          COM     G36535139     1319   18030SH              Sole               18030
Transocean Sedco Forex Inc  COM     G90073100     1724   11310SH              Sole               11310
Genco Shipping & Trading    COM     Y2685T107     2086   32000SH              Sole               32000
Aflac                       COM     001055102     1969   31350SH              Sole               31350
Abbott Laboratories         COM     002824100     2089   39439SH              Sole               39439
Agrium Inc                  COM     008916108     2926   27210SH              Sole               27210
Anadarko Petroleum          COM     032511107     1606   21460SH              Sole               21460
Apple Computer              COM     037833100     2669   15939SH              Sole               15939
Chesapeake Energy           COM     165167107     2001   30330SH              Sole               30330
Chevron Corp                COM     166764100      503    5072SH              Sole                5072
Cisco Systems               COM     17275R102     1711   73570SH              Sole               73570
Coca-Cola Co                COM     191216100      650   12510SH              Sole               12510
Colgate-Palmolive           COM     194162103      365    5285SH              Sole                5285
ConocoPhillips              COM     20825C104     2942   31172SH              Sole               31172
Costco Wholesale            COM     22160K105     1964   28000SH              Sole               28000
Deerfield Capital CorporatioCOM     244331104       40   50000SH              Sole               50000
EMC Corporation             COM     268648102     1657  112830SH              Sole              112830
Emerson Corp                COM     291011104     2563   51840SH              Sole               51840
EnCana Corp                 COM     292505104      682    7500SH              Sole                7500
Ennis Inc                   COM     293389102      211   13486SH              Sole               13486
Exxon Mobil                 COM     30231G102     1487   16877SH              Sole               16877
General Electric            COM     369604103      346   12962SH              Sole               12962
General Mills               COM     370334104     2062   33935SH              Sole               33935
Gilead Sciences             COM     375558103     3168   59835SH              Sole               59835
Google Inc Class A          COM     38259P508     1803    3425SH              Sole                3425
Hercules Offshore           COM     427093109     2560   67340SH              Sole               67340
Hewlett-Packard Inc         COM     428236103     2451   55430SH              Sole               55430
J P Morgan Chase & Co       COM     46625H100     1578   45980SH              Sole               45980
Jacobs Engineering Group    COM     469814107     1405   17410SH              Sole               17410
Johnson & Johnson           COM     478160104     1018   15824SH              Sole               15824
Jupitermedia Corporation    COM     48207D101      332  237488SH              Sole              237488
L-3 Communications Holdings COM     502424104     2036   22402SH              Sole               22402
McDonalds Corp              COM     580135101     2258   40165SH              Sole               40165
Medco Health Solutions Inc  COM     58405U102     2307   48880SH              Sole               48880
Merck & Co Inc              COM     589331107      204    5400SH              Sole                5400
Monsanto Co                 COM     61166W101     2610   20640SH              Sole               20640
Northern Trust Corp         COM     665859104     2099   30610SH              Sole               30610
Nvidia                      COM     67066G104     1517   81015SH              Sole               81015
Oracle Systems              COM     68389X105      348   16556SH              Sole               16556
Patriot Scientific Corp     COM     70336N107        2   10000SH              Sole               10000
PepsiCo Inc                 COM     713448108     2869   45122SH              Sole               45122
Petrohawk Energy Corp       COM     716495106     4029   87000SH              Sole               87000
Petroleo Brasileiro SA      COM     71654V408     3428   48400SH              Sole               48400
Procter & Gamble            COM     742718109      614   10103SH              Sole               10103
QUALCOMM Inc                COM     747525103     2083   46950SH              Sole               46950
Rambus Inc                  COM     750917106     1788   93775SH              Sole               93775
Charles Schwab              COM     808513105     2655  129245SH              Sole              129245
Spectra Energy              COM     847560109      241    8398SH              Sole                8398
Surmodics                   COM     868873100     1178   26280SH              Sole               26280
Thermo Fisher               COM     883556102     1956   35090SH              Sole               35090
Toyota Motor Corp           COM     892331307     1675   17820SH              Sole               17820
US Bancorp                  COM     902973304     1992   71410SH              Sole               71410
Unilever NV                 COM     904784709     1774   62450SH              Sole               62450
Verizon Communications      COM     92343V104     1937   54725SH              Sole               54725
Yum Brands Inc              COM     988498101     1966   56035SH              Sole               56035
Zimmer Holdings Inc         COM     98956P102     1375   20210SH              Sole               20210